Consolidated Statements Of Income (USD $) In Thousands, except Share data	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 251,909		$ 282,307		$ 305,782
Mortgage-backed securities ("MBS")	71,332		71,859		97,926
Investment securities	19,077		15,682		5,533
Capital stock of FHLB	3,791		3,966		3,344
Cash and cash equivalents	756		237		201
Total interest and dividend income	346,865		374,051		412,786
INTEREST EXPENSE:
FHLB advances	90,298		97,212		106,551
Deposits	63,568		79,216		100,471
Other borrowings	24,265		28,058		29,122
Total interest expense	178,131		204,486		236,144
NET INTEREST INCOME	168,734		169,565		176,642
PROVISION FOR CREDIT LOSSES	4,060		8,881		6,391
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	164,674		160,684		170,251
OTHER INCOME:
Retail fees and charges	15,509		17,789		18,023
Insurance commissions	3,071		2,476		2,440
Loan fees	2,449		2,592		2,327
Income from BOLI	1,824		1,202		1,158
Gains on securities, net			6,454
Other income, net	2,142		3,898		4,646
Total other income	24,995		34,411		28,594
OTHER EXPENSES:
Salaries and employee benefits	44,913		42,666		43,318
Communications, information technology, and occupancy	16,051		15,554		15,226
Regulatory and outside services	5,224		4,769		4,318
Federal insurance premium	5,222		7,452		7,558
Deposit and loan transaction costs	5,157		5,300		5,434
Advertising and promotional	3,723		6,027		6,918
Mortgage servicing activity, net	2,434		600		3,148
Contribution to Capitol Federal Foundation ("Foundation")	40,000
Other expenses, net	9,593		7,362		7,701
Total other expenses	132,317		89,730		93,621
INCOME BEFORE INCOME TAX EXPENSE	57,352		105,365		105,224
INCOME TAX EXPENSE	18,949		37,525		38,926
NET INCOME	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Basic earnings per share ("EPS")	$ 0.24		$ 0.41		$ 0.40
Diluted EPS	$ 0.24		$ 0.41		$ 0.40
Dividends declared per public share	$ 1.63		$ 2.29		$ 2.11
Basic weighted average common shares	162,625,274		165,862,176		165,576,334
Diluted weighted average common shares	162,632,665		165,899,445		165,721,176

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.